Schedule of effective income tax rate (Details) (Parenthetical)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Tax Disclosure [Abstract]
Income tax computed at statutory tax rate	19.00%	19.00%	19.00%